Weighted Average Assumptions Used In Determining Net Periodic Cost (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets			7.50%
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.00%	4.20%	5.00%
Expected return on plan assets	7.25%	7.50%	7.50%
Rate of compensation increases	3.00%	3.00%	3.00%
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.00%	4.20%	5.00%
Expected return on plan assets	5.50%	5.60%	7.00%